Regulatory Requirements - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jan. 04, 2012 Reserve Deposit	Jan. 03, 2013 Subsequent Event Reserve Deposit	Dec. 31, 2012 Schwab
Compliance with Regulatory Capital Requirements for Broker Dealers [Line Items]
Schwab Bank's average reserve requirement	$ 1,100,000,000	$ 1,100,000,000
Percentage of aggregate debit balances required as minimum net capital	2.00%
Minimum capital requirement					250,000
Net capital under the alternative method permitted by the Uniform Net Capital Rule	This method requires the maintenance of minimum net capital, as defined, of the greater of 2% of aggregate debit balances arising from client transactions or a minimum dollar requirement ($250,000 for Schwab), which is based on the type of business conducted by the broker-dealer. Under the alternative method, a broker-dealer may not repay subordinated borrowings, pay cash dividends, or make any unsecured advances or loans to its parent company or employees if such payment would result in a net capital amount of less than 5% of aggregate debit balances or less than 120% of its minimum dollar requirement.
Percentage of net capital to aggregate debit balances required for a broker-dealer to repay subordinated borrowings, pay cash dividends, or make any unsecured advances or loans to its parent company or employees	5.00%
Percentage of net capital to the Company's minimum dollar requirement required for a broker-dealer to repay subordinated borrowings, pay cash dividends, or make any unsecured advances or loans to its parent company or employees	120.00%
Description of Net Capital Requirements under Commodity Exchange Act	optionsXpress, Inc. is also subject to Commodity Futures Trading Commission Regulation 1.17 (Reg. 1.17) under the Commodity Exchange Act, which also requires the maintenance of minimum net capital. optionsXpress, Inc., as a futures commission merchant, is required to maintain minimum net capital equal to the greater of its net capital requirement under Reg. 1.17 ($1 million), or the sum of 8% of the total risk margin requirements for all positions carried in client accounts and 8% of the total risk margin requirements for all positions carried in non-client accounts (as defined in Reg. 1.17).
Net capital required for optionsXpress, Inc. under Reg 1.17 of the Commodity Exchange Act	1,000,000
Minimum percentage of the total risk margin requirements for all positions carried in customer accounts to be added to the minimum percentage of the total risk margin requirements for all positions carried in non-customer accounts for optionsXpress, Inc. minimum net capital calculation	8.00%
Minimum percentage of the total risk margin requirements for all positions carried in non-customer accounts to be added to the minimum percentage of the total risk margin requirements for all positions carried in customer accounts for optionsXpress, Inc. minimum net capital calculation	8.00%
Cash and investments required to be segregated and on deposit for regulatory purposes	29,200,000,000	26,300,000,000
Net amount of segregated cash deposited into segregated reserve bank accounts			$ 1,100,000,000	$ 1,200,000,000